Business Acquisitions (Details 6)	Apr. 02, 2019 USD ($) $ / shares shares
DragonWave-X and Lextrum Purchase Price [Member]
Number of common stock paid | shares	13,237,149
Per share value | $ / shares	$ 4.40
Purchase price	$ 58,243,456
DragonWave-X [Member]
Purchase price	42,081,392
Lextrum [Member]
Purchase price	$ 16,162,064